PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of the net benefit costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee costs:
Net benefit gains, discontinued operations			$ 6.0
Pension benefits
Employee costs:
Service costs	$ 33.9	$ 34.9	36.4
Administrative fees and other	3.0	3.0	(2.8)
Interest on net defined benefit liability	2.9	3.9	3.0
Net benefit costs	39.8	41.8	36.6
Postretirement benefits
Employee costs:
Service costs	1.9	1.8	1.7
Interest on net defined benefit liability	2.9	2.8	2.4
Net benefit costs	$ 4.8	$ 4.6	$ 4.1